Supplemental Guarantor Information (Condensed Consolidating Balance Sheets) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 431.3	$ 271.7	$ 422.5	$ 836.5
Restricted cash - current	2.6	2.6
Accounts receivable, net	193.5	167.7
Assets held for sale	220.1
Investment securities - current	167.9	0.3
Inventory	24.9	23.8
Deferred tax assets - current	380.9	26.2
Prepaid and other current assets	13.2	25.7
Total current assets	1,409.5	518.0
Property, plant and equipment, net	12.7	83.2
Goodwill and other intangible assets, net	99.0	309.9
Equity method investment	14.0	675.8	209.0	235.0
Investment securities - non-current	8.6	9.8
Restricted cash - non-current	13.7	13.7
Deferred tax assets - non-current	64.6	118.9
Other assets	18.1	24.5
Total assets	1,640.2	1,753.8
Current Liabilities:
Accounts payable	45.6	46.4
Accrued and other current liabilities	314.1	229.9
Total current liabilities	359.7	276.3
Long term debts	600.0	615.0
Other liabilities	62.3	60.7
Total liabilities	1,022.0	952.0
Shareholders' equity/(deficit)	618.2	801.8	194.3	494.2
Total liabilities and shareholders' equity/(deficit)	1,640.2	1,753.8
Elan Finance Plc [Member]
Current Assets:
Cash and cash equivalents	2.7	1.8	1.7	9.8
Intercompany receivables	5.3	22.8
Deferred tax assets - current	0.2	0.1
Total current assets	8.2	24.7
Intercompany receivables	588.0	588.4
Deferred tax assets - non-current	0.3	0.6
Other assets	11.8	11.1
Total assets	608.3	624.8
Current Liabilities:
Accrued and other current liabilities	9.6	11.4
Intercompany payables	0.1	0.2
Total current liabilities	9.7	11.6
Long term debts	600.0	615.0
Total liabilities	609.7	626.6
Shareholders' equity/(deficit)	(1.4)	(1.8)
Total liabilities and shareholders' equity/(deficit)	608.3	624.8
Parent Company [Member]
Current Assets:
Cash and cash equivalents	0.1	0.8	0.3	3.5
Intercompany receivables	2,979.0	2,964.0
Total current assets	2,979.1	2,964.8
Total assets	2,979.1	2,964.8
Current Liabilities:
Accrued and other current liabilities	0.1	0.1
Intercompany payables	2,147.2	1,975.4
Total current liabilities	2,147.3	1,975.5
Intercompany payables	174.5	175.3
Other liabilities	39.1	12.2
Total liabilities	2,360.9	2,163.0
Shareholders' equity/(deficit)	618.2	801.8
Total liabilities and shareholders' equity/(deficit)	2,979.1	2,964.8
Guarantor Subsidiaries [Member]
Current Assets:
Cash and cash equivalents	412.3	265.7	279.4	421.6
Restricted cash - current	2.6	2.6
Accounts receivable, net	193.5	167.7
Assets held for sale	113.8
Investment securities - current	1.1	0.3
Inventory	25.1	42.2
Intercompany receivables	4,308.2	3,646.3
Deferred tax assets - current	380.7	26.1
Prepaid and other current assets	13.2	25.7
Total current assets	5,450.5	4,176.6
Property, plant and equipment, net	12.7	83.2
Goodwill and other intangible assets, net	3.0	107.0
Equity method investment		130.6
Investment securities - non-current	8.6	9.8
Investments in subsidiaries	12,545.2	12,545.6
Restricted cash - non-current	13.7	13.7
Intercompany receivables	7,241.9	7,021.6
Deferred tax assets - non-current	64.3	123.5
Other assets	6.3	13.3
Total assets	25,346.2	24,224.9
Current Liabilities:
Accounts payable	45.6	46.4
Accrued and other current liabilities	302.7	210.6
Intercompany payables	6,268.0	5,446.6
Total current liabilities	6,616.3	5,703.6
Intercompany payables	11,834.8	11,614.9
Other liabilities	23.2	53.7
Total liabilities	18,474.3	17,372.2
Shareholders' equity/(deficit)	6,871.9	6,852.7
Total liabilities and shareholders' equity/(deficit)	25,346.2	24,224.9
Non-Guarantor Subsidiaries [Member]
Current Assets:
Cash and cash equivalents	16.2	3.4	141.1	401.6
Investment securities - current	166.8
Intercompany receivables	638.7	140.3
Total current assets	821.7	143.7
Equity method investment	14.0	545.2
Intercompany receivables	1.1	1.1
Total assets	836.8	690.0
Current Liabilities:
Accrued and other current liabilities	0.1
Intercompany payables	160.5	5.7
Total current liabilities	160.6	5.7
Total liabilities	160.6	5.7
Shareholders' equity/(deficit)	676.2	684.3
Total liabilities and shareholders' equity/(deficit)	836.8	690.0
Elimination Adjustments [Member]
Current Assets:
Assets held for sale	106.3
Inventory	(25.1)	(18.4)
Intercompany receivables	(7,931.2)	(6,773.4)
Total current assets	(7,850.0)	(6,791.8)
Goodwill and other intangible assets, net	96.0	202.9
Investments in subsidiaries	(12,545.2)	(12,545.6)
Intercompany receivables	(7,831.0)	(7,611.1)
Deferred tax assets - non-current		(5.2)
Other assets		0.1
Total assets	(28,130.2)	(26,750.7)
Current Liabilities:
Accrued and other current liabilities	1.6	7.8
Intercompany payables	(8,575.8)	(7,427.9)
Total current liabilities	(8,574.2)	(7,420.1)
Intercompany payables	(12,009.3)	(11,790.2)
Other liabilities		(5.2)
Total liabilities	(20,583.5)	(19,215.5)
Shareholders' equity/(deficit)	(7,546.7)	(7,535.2)
Total liabilities and shareholders' equity/(deficit)	$ (28,130.2)	$ (26,750.7)